Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income (loss) before provision for income taxes
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Current income tax expense
PRC	-	777,221	39,515
Deferred income tax benefit
PRC	(121,113)	-	-
	$(121,113)	$777,221	$39,515

Schedule of income (loss) before provision for income taxes
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Cayman Islands	$(392,100)	$-	$-
Hong Kong	(72)	-	-
PRC	(500,424)	3,085,847	379,483
	$(892,596)	$3,085,847	$379,483

Schedule of reconciliation of the income tax expense
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
	%	%	%
Net (loss) income before income tax	$(892,596)	$3,085,847	$379,483
Statutory income tax rate of the PRC	25%	25%	25%
Income tax computed at PRC tax rate	(223,149)	771,462	94,871

Reconciling items
Effect of tax preferential tax rate	-	-	(59,273)
Effect of different tax rates of subsidiary operating in other jurisdiction	98,036	-	-
Non-deductible expenses	4,000	5,759	3,917
Income tax (benefit) expense	$(121,113)	$777,221	$39,515

Effective tax rate	13.6%	25.2%	10.4%

Schedule of tax payable
	As of December 31, 2022	As of December 31, 2021
Value added tax payable	$7,213	$20,605
Income tax payable	-	425,250
Other tax payable	30,706	62,294
	$37,919	$508,149

Schedule of deferred taxes
Deferred tax assets	As of December 31, 2022	As of December 31, 2021
Bad debt provision	$30,085	$-
Tax loss carry forward	84,000	-
Others	4,074	-
Deferred tax assets, net	$118,159	$-

Schedule of net operating loss carry forward
Location	As of December 31, 2022	As of December 31, 2021
PRC*	$344,401	$-
Hong Kong**	72	-
Total	344,473	-

*	Net operating loss of PRC subsidiary will be expired, if unused, on December 31, 2027.
**	Net operating loss in Hong Kong has no expiring date.